Average Annual Total Returns - First Trust Consumer Discretionary AlphaDEX Fund	First Trust Consumer Discretionary AlphaDEX Fund 1 Year	First Trust Consumer Discretionary AlphaDEX Fund 5 Years	First Trust Consumer Discretionary AlphaDEX Fund 10 Years	First Trust Consumer Discretionary AlphaDEX Fund Since Inception	First Trust Consumer Discretionary AlphaDEX Fund Inception Date	First Trust Consumer Discretionary AlphaDEX Fund After tax on distributions 1 Year	First Trust Consumer Discretionary AlphaDEX Fund After tax on distributions 5 Years	First Trust Consumer Discretionary AlphaDEX Fund After tax on distributions 10 Years	First Trust Consumer Discretionary AlphaDEX Fund After tax on distributions Since Inception	First Trust Consumer Discretionary AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Consumer Discretionary AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Consumer Discretionary AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Consumer Discretionary AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 10 Years		Russell 1000® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.92%	9.35%	10.87%	7.93%	May 08, 2007	12.61%	8.92%	10.49%	7.59%	7.58%	7.16%	8.80%	6.39%	13.54%	10.04%	11.61%	8.68%	20.96%	15.60%	14.01%	9.38%	33.30%	17.53%	17.68%	12.77%	42.91%	[1]	19.45%	[1]	18.15%	[1]	[1]

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.